Intangible Assets	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7—INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Customer relationships	$749,000	$749,000
Marketing related	1,368,000	1,368,000
Total intangible assets	2,117,000	2,117,000
Accumulated amortization	(399,922)	(238,156)
Intangible assets, net	$1,717,078	$1,878,844

In connection with the acquisition of Goedeker, the Company identified intangible assets of $2,117,000, representing trade names and customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 8.5 years. Amortization expense for the six months ended June 30, 2020, the period April 6, 2019 to June 30, 2019 and the period January 1, 2019 to April 5, 2019 was $161,766, $76,390, and $-0-, respectively.

As of June 30, 2020, the estimated annual amortization expense for each of the next five years is as follows:

2020 (remainder of year)	$161,766
2021	323,532
2022	323,532
2023	323,532
2024	122,132
Thereafter	462,584
Total	$1,717,078